DEBT (Details)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 12, 2016	May 31, 2013 USD ($)	Feb. 26, 2016 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 03, 2013 USD ($)	Mar. 07, 2013 USD ($)	Feb. 14, 2013 USD ($)	Feb. 28, 2012 USD ($)
Debt Instruments [Line Items]
Liabilities, Fair Value Adjustment					$ 210,000,000	$ 240,000,000
Unamortized Net Discounts and Debt Issuance Expense					129,000,000	143,000,000
Long-term Debt, Gross					20,428,000,000	18,849,000,000
Less current portion of long-term debt and short-term borrownings					(649,000,000)	(478,000,000)
Long-term debt					19,779,000,000	18,371,000,000
Payments for Repurchase of Preferred Stock and Preference Stock					0	0	$ 228,000,000
Royalty Trust Units Issued, Conversion of Debt or Equity Instrument							17,700,000
Royalty Trust Units, Fair Value Disclosure									$ 31,000,000
Net gain (loss) on early extinguishment of debt					$ 0	(73,000,000)	$ 35,000,000
Debt Instrument, Leverage Ratio					550.00%
Debt Prepayment Requirement from Certain Asset Dispositions, Percent					50.00%
Long-term Debt, by Maturity [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months					$ 649,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Two					1,793,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three					3,400,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four					1,400,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five					2,872,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five					10,200,000,000
Bank Term Loan [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					3,032,000,000	3,036,000,000
Debt Instrument, Face Amount					$ 4,000,000,000						$ 4,000,000,000
Borrowings from Shareholder Loan							4,000,000,000
Debt Instrument, Interest Rate, Effective Percentage					2.18%
Term of Debt Agreement				5 years
Long-term Debt, by Maturity [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months					$ 205,000,000	650,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Two					272,000,000	200,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three					1,000,000,000	$ 2,200,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four					313,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five					1,300,000,000
Revolving Credit Facility [Member]
Debt Instruments [Line Items]
Letters of Credit Outstanding, Amount					36,000,000
Revolving Credit Facility, Remaining Borrowing Capacity					4,000,000,000
Remaining borrowing capacity available for letters of credit at period end					1,500,000,000
Line of Credit [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 442,000,000
Debt Instrument, Interest Rate, Effective Percentage					1.36%	1.29%
Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Face Amount										$ 6,500,000,000
Proceeds from Issuance of Long-term Debt						$ 2,970,000,000	6,400,000,000	$ 2,470,000,000
Extinguishment of Debt, Principal Amount						4,208,000,000
Extinguishment of Debt, Purchase Accounting Adjustments						364,000,000
Extinguishment of Debt, Amount						4,572,000,000
Net gain (loss) on early extinguishment of debt						77,000,000
Other debt (including equipment capital leases and short-term borrowings) [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 108,000,000	115,000,000
Bridge Loan [Member]
Debt Instruments [Line Items]
Extinguishment of Debt, Amount							9,500,000,000
Net gain (loss) on early extinguishment of debt							45,000,000
Revolving Credit Facility [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Long-term Debt, Gross					0	0
Revolving Credit Facility, Maximum Borrowing Capacity				$ 3,000,000,000	$ 4,000,000,000		3,000,000,000
Revolving Credit Facility, Expiration Date					May 31, 2019
Amount of revolving credit facility available to PT Freeport Indonesia					$ 500,000,000
Net gain (loss) on early extinguishment of debt						(4,000,000)
Line of Credit [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross						474,000,000
2.15% Senior Notes due 2017 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 499,000,000	498,000,000
Debt Instrument, Interest Rate, Stated Percentage					2.15%							2.15%
Debt Instrument, Face Amount												$ 500,000,000
2.30% Senior Notes due 2017 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 747,000,000	745,000,000
Debt Instrument, Interest Rate, Stated Percentage					2.30%
Debt Instrument, Face Amount					$ 750,000,000
2.375% Senior Notes due March 2018 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 1,495,000,000	1,493,000,000
Debt Instrument, Interest Rate, Stated Percentage					2.375%
Debt Instrument, Face Amount					$ 1,500,000,000
3.100% Senior Notes due March 2020 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 995,000,000	993,000,000
Debt Instrument, Interest Rate, Stated Percentage					3.10%
Debt Instrument, Face Amount					$ 1,000,000,000
4.00% Senior Notes due 2021 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 594,000,000	593,000,000
Debt Instrument, Interest Rate, Stated Percentage					4.00%
Debt Instrument, Face Amount					$ 600,000,000
3.55% Senior Notes due 2022 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 1,987,000,000	1,985,000,000
Debt Instrument, Interest Rate, Stated Percentage					3.55%							3.55%
Debt Instrument, Face Amount												$ 2,000,000,000
Debt Instrument, Redemption Period, Start Date								Dec. 01, 2021
Redemption to Principal Amount, Percent								100.00%
3.875% Senior Notes due March 2023 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 1,987,000,000	1,986,000,000
Debt Instrument, Interest Rate, Stated Percentage					3.875%
Debt Instrument, Face Amount					$ 2,000,000,000
Debt Instrument, Redemption Period, Start Date					Dec. 15, 2022
Redemption to Principal Amount, Percent					100.00%
4.55% Senior Notes due 2024 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 843,000,000	842,000,000
Debt Instrument, Interest Rate, Stated Percentage					4.55%
Debt Instrument, Face Amount					$ 850,000,000
Debt Instrument, Redemption Period, Start Date					Aug. 14, 2024
Redemption to Principal Amount, Percent					100.00%
5.40% Senior Notes due 2034 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 788,000,000	787,000,000
Debt Instrument, Interest Rate, Stated Percentage					5.40%
Debt Instrument, Face Amount					$ 800,000,000
Debt Instrument, Redemption Period, Start Date					May 14, 2034
Redemption to Principal Amount, Percent					100.00%
5.450% Senior Notes due March 2043 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 1,973,000,000	1,972,000,000
Debt Instrument, Interest Rate, Stated Percentage					5.45%
Debt Instrument, Face Amount					$ 2,000,000,000
Debt Instrument, Redemption Period, Start Date					Sep. 15, 2042
Redemption to Principal Amount, Percent					100.00%
6.125% Senior Notes due 2019 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Extinguishment of Debt, Principal Amount						513,000,000
Extinguishment of Debt, Purchase Accounting Adjustments						40,000,000
Extinguishment of Debt, Amount						553,000,000
Net gain (loss) on early extinguishment of debt						(2,000,000)
6.5% Senior Notes due 2020 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Extinguishment of Debt, Principal Amount						883,000,000
Extinguishment of Debt, Purchase Accounting Adjustments						79,000,000
Extinguishment of Debt, Amount						962,000,000
Net gain (loss) on early extinguishment of debt						10,000,000
6.625% Senior Notes due 2021 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Extinguishment of Debt, Principal Amount						339,000,000
Extinguishment of Debt, Purchase Accounting Adjustments						31,000,000
Extinguishment of Debt, Amount						370,000,000
Net gain (loss) on early extinguishment of debt						3,000,000
6.75% Senior Notes due 2022 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Extinguishment of Debt, Principal Amount						551,000,000
Extinguishment of Debt, Purchase Accounting Adjustments						57,000,000
Extinguishment of Debt, Amount						608,000,000
Net gain (loss) on early extinguishment of debt						8,000,000
6.875% Senior Notes due 2023 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Extinguishment of Debt, Principal Amount						722,000,000
Extinguishment of Debt, Purchase Accounting Adjustments						84,000,000
Extinguishment of Debt, Amount						806,000,000
Net gain (loss) on early extinguishment of debt						21,000,000
7.125% Debentures due 2027 [Member] | Debentures [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					7.125%
9.5% Senior Notes due 2031 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					9.50%
6.125% Senior Notes due 2034 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.125%
4% Convertible Senior Notes due 2017 [Member]
Debt Instruments [Line Items]
Convertible Debt, Fair Value Disclosures									306,000,000
Payments for Repurchase of Preferred Stock and Preference Stock							$ 270,000,000
Royalty Trust Units Issued, Conversion of Debt or Equity Instrument							21,000,000
Royalty Trust Units, Fair Value Disclosure									36,000,000
1.40% Senior Notes due 2015 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					1.40%
Extinguishment of Debt, Principal Amount						500,000,000
Extinguishment of Debt, Purchase Accounting Adjustments						0
Extinguishment of Debt, Amount						500,000,000
Net gain (loss) on early extinguishment of debt						(1,000,000)
8.625% Senior Notes due 2019 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Extinguishment of Debt, Principal Amount						400,000,000
Extinguishment of Debt, Purchase Accounting Adjustments						41,000,000
Extinguishment of Debt, Amount						441,000,000
Net gain (loss) on early extinguishment of debt						24,000,000
7.625% Senior Notes due 2020 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Extinguishment of Debt, Principal Amount						300,000,000
Extinguishment of Debt, Purchase Accounting Adjustments						32,000,000
Extinguishment of Debt, Amount						332,000,000
Net gain (loss) on early extinguishment of debt						14,000,000
Cerro Verde [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 1,781,000,000	402,000,000
Debt Instrument, Description of Variable Rate Basis					LIBOR
Debt Instrument, Basis Spread on Variable Rate					2.40%
Debt Instrument, Interest Rate, Effective Percentage					2.82%
Revolving Credit Facility, Maximum Borrowing Capacity					$ 1,800,000,000
Revolving Credit Facility, Expiration Date					Mar. 10, 2019
Letters of Credit Outstanding, Amount					$ 0
Remaining borrowing capacity available for letters of credit at period end					$ 500,000,000
Term of Debt Agreement					5 years
Number of Installment Payments under Installment Program					4
Cerro Verde [Member] | Shareholder Loan [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					$ 259,000,000	0
Debt Instrument, Face Amount					$ 800,000,000
Debt Instrument, Maturity Date					Dec. 22, 2019
Borrowings from Shareholder Loan					$ 600,000,000
Related Party Transaction, Due from (to) Related Party					341,000,000
Freeport-McMoRan Oil & Gas [Member]
Debt Instruments [Line Items]
Long-term debt					5,883,000,000	3,874,000,000
Related Party Transaction, Due from (to) Related Party					6,600,000,000
Net gain (loss) on early extinguishment of debt						(78,000,000)	$ 0
Freeport-McMoRan Oil & Gas [Member] | 6.125% Senior Notes due 2019 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					251,000,000	255,000,000
Freeport-McMoRan Oil & Gas [Member] | 6.5% Senior Notes due 2020 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					662,000,000	670,000,000
Freeport-McMoRan Oil & Gas [Member] | 6.625% Senior Notes due 2021 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					281,000,000	284,000,000
Freeport-McMoRan Oil & Gas [Member] | 6.75% Senior Notes due 2022 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					488,000,000	493,000,000
Freeport-McMoRan Oil & Gas [Member] | 6.875% Senior Notes due 2023 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					857,000,000	866,000,000
Freeport McMoRan Corporation [Member] | 7.125% Debentures due 2027 [Member] | Debentures [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					115,000,000	115,000,000
Freeport McMoRan Corporation [Member] | 9.5% Senior Notes due 2031 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					128,000,000	129,000,000
Freeport McMoRan Corporation [Member] | 6.125% Senior Notes due 2034 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Long-term Debt, Gross					116,000,000	$ 116,000,000
Plains Exploration & Production Company [Member]
Debt Instruments [Line Items]
Business Acquisition, Effective Date of Acquisition							May 31, 2013
Plains Exploration & Production Company [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Repayments of Assumed Debt							$ 3,900,000,000
Plains Exploration & Production Company [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Liabilities, Fair Value Adjustment		$ 716,000,000			197,000,000
Debt Instrument, Face Amount		$ 6,400,000,000			$ 2,300,000,000
Plains Exploration & Production Company [Member] | 6.125% Senior Notes due 2019 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.125%
Debt Conversion, Converted Instrument, Expiration or Due Date					Jun. 15, 2016
Plains Exploration & Production Company [Member] | 6.5% Senior Notes due 2020 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.50%
Debt Conversion, Converted Instrument, Expiration or Due Date					Nov. 15, 2015
Plains Exploration & Production Company [Member] | 6.625% Senior Notes due 2021 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.625%
Debt Conversion, Converted Instrument, Expiration or Due Date					May 01, 2016
Plains Exploration & Production Company [Member] | 6.75% Senior Notes due 2022 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.75%
Debt Conversion, Converted Instrument, Expiration or Due Date					Feb. 01, 2017
Plains Exploration & Production Company [Member] | 6.875% Senior Notes due 2023 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.875%
Debt Conversion, Converted Instrument, Expiration or Due Date					Feb. 15, 2018
Plains Exploration & Production Company [Member] | 8.625% Senior Notes due 2019 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					8.625%
Plains Exploration & Production Company [Member] | 7.625% Senior Notes due 2020 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					7.625%
Plains Exploration & Production Company [Member] | 7.625% Senior Notes due 2018 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					7.625%
Repayments of Assumed Debt							415,000,000
McMoRan Exploration Co [Member]
Debt Instruments [Line Items]
Liabilities, Fair Value Adjustment							62,000,000
Debt Instrument, Face Amount									$ 558,000,000
McMoRan Exploration Co [Member] | 4% Convertible Senior Notes due 2017 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.00%
McMoRan Exploration Co [Member] | 11.875% Senior Notes due 2014 [Member] | Senior Notes [Member]
Debt Instruments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					11.875%
Net gain (loss) on early extinguishment of debt							(10,000,000)
Repayments of Assumed Debt							$ 299,000,000
Tranche 1 [Member] | Cerro Verde [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Revolving Credit Facility, Expiration Date					Sep. 30, 2017
Line of Credit Facility, Current Borrowing Capacity, Percentage					85.00%
Tranche 2 [Member] | Cerro Verde [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Revolving Credit Facility, Expiration Date					Mar. 31, 2018
Line of Credit Facility, Current Borrowing Capacity, Percentage					70.00%
Tranche 3 [Member] | Cerro Verde [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Revolving Credit Facility, Expiration Date					Sep. 30, 2018
Line of Credit Facility, Current Borrowing Capacity, Percentage					35.00%
Quarters Ended March 31, 2016, and June 30, 2016 [Member]
Debt Instruments [Line Items]
Debt Instrument, Leverage Ratio					590.00%
Quarter Ended December 31, 2016 [Member]
Debt Instruments [Line Items]
Debt Instrument, Leverage Ratio					500.00%
2017 [Member]
Debt Instruments [Line Items]
Debt Instrument, Leverage Ratio					425.00%
After 2017 [Member]
Debt Instruments [Line Items]
Debt Instrument, Leverage Ratio					375.00%
Subsequent Event [Member]
Debt Instruments [Line Items]
Debt Prepayment Requirement from Certain Asset Dispositions, Percent			100.00%
Subsequent Event [Member] | Revolving Credit Facility [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Revolving Credit Facility, Maximum Borrowing Capacity			$ 3,500,000,000
Subsequent Event [Member] | Quarters Ended March 31, 2016, and June 30, 2016 [Member]
Debt Instruments [Line Items]
Debt Instrument, Leverage Ratio			800.00%
Subsequent Event [Member] | Quarter Ended December 31, 2016 [Member]
Debt Instruments [Line Items]
Debt Instrument, Leverage Ratio			600.00%
Subsequent Event [Member] | 2017 [Member]
Debt Instruments [Line Items]
Debt Instrument, Leverage Ratio			430.00%
Subsequent Event [Member] | After 2017 [Member]
Debt Instruments [Line Items]
Debt Instrument, Leverage Ratio			380.00%
LIBOR Based Rate [Member] | Bank Term Loan [Member]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR
Debt Instrument, Basis Spread on Variable Rate					1.75%
LIBOR Based Rate [Member] | Revolving Credit Facility [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR
Debt Instrument, Basis Spread on Variable Rate					1.75%
LIBOR Based Rate [Member] | Cerro Verde [Member] | Shareholder Loan [Member]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR
Debt Instrument, Basis Spread on Variable Rate					2.40%
LIBOR Based Rate [Member] | Subsequent Event [Member] | Bank Term Loan [Member]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR
Debt Instrument, Basis Spread on Variable Rate	2.25%
LIBOR Based Rate [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR
Debt Instrument, Basis Spread on Variable Rate	2.25%
Alternate Base Rate [Member] | Bank Term Loan [Member]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis					ABR
Debt Instrument, Basis Spread on Variable Rate					0.75%
Alternate Base Rate [Member] | Revolving Credit Facility [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis					ABR
Debt Instrument, Basis Spread on Variable Rate					0.75%
Alternate Base Rate [Member] | Cerro Verde [Member] | Shareholder Loan [Member]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis					same rate
Debt Instrument, Basis Spread on Variable Rate					0.50%
Alternate Base Rate [Member] | Subsequent Event [Member] | Bank Term Loan [Member]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis	ABR
Debt Instrument, Basis Spread on Variable Rate	1.25%
Alternate Base Rate [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member] | Credit Facility [Domain]
Debt Instruments [Line Items]
Debt Instrument, Description of Variable Rate Basis	ABR
Debt Instrument, Basis Spread on Variable Rate	1.25%